SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Reconciliation of net income/(loss) to Adjusted EBITDA	A reconciliation of net income/(loss) to Adjusted EBITDA for the years ended December 31, 2022, 2021 and 2020 is as follows:

(in thousands of $)	2022	2021	2020
Net income/(loss)	939,057	560,615	(167,930)
Income taxes	(438)	1,440	579
Income/(loss) before income taxes	938,619	562,055	(167,351)
Depreciation and amortization	51,712	55,362	55,940
Impairment of long-term assets (note 19)	76,155	—	—
Unrealized (gain)/loss on oil and gas derivative instruments (note 8)	(288,977)	(179,891)	45,100
Realized and unrealized mark-to-market (gains)/losses on our investment in listed equity securities (note 9)	(400,966)	295,777	—
Other non-operating (income)/losses (note 9)	(11,916)	66,027	(5,682)
Interest income	(12,225)	(128)	(1,479)
Interest expense	19,286	34,486	39,182
(Gains)/losses on derivative instruments (note 10)	(71,497)	(24,348)	52,423
Other financial items, net (note 10)	5,380	(693)	557
Net (income)/loss from equity method investments (note 17)	(19,041)	(1,080)	537
Net loss/(income) from discontinued operations (note 14)	76,450	(625,389)	142,912
Adjusted EBITDA	362,980	182,178	162,139

Segment reporting information

	Year Ended December 31, 2022
(in thousands of $)	FLNG	Corporate and other (2)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues (1)	214,825	43,230	9,685	267,740
Vessel operating expenses	(58,583)	(6,578)	(7,641)	(72,802)
Voyage, charterhire and commission expenses, net	(600)	(34)	(1,810)	(2,444)
Administrative (income)/expenses	22	(38,224)	102	(38,100)
Project development expenses	(5,335)	(2,637)	(45)	(8,017)
Realized gain on oil and gas derivative instruments (note 8)	232,020	—	—	232,020
Other operating losses	(15,417)	—	—	(15,417)
Adjusted EBITDA	366,932	(4,243)	291	362,980

Net income/(losses) from equity method investments (note 17)	—	(5,193)	24,234	24,234
(1) Total operating revenues under the FLNG segment includes $0.9 million revenue from a FLNG study (note 7).
(2) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	Year Ended December 31, 2022
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Segment assets from continuing operations	Assets held for sale	Total
Total assets	2,815,552	1,410,587	52,700	4,278,839	721	4,279,560
Equity method investments (note 17)	—	48,669	55,439	104,108	—	104,108
Capital expenditures (note 18 and 20)	301,292	—	2,901	304,193	—	304,193
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2021
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	221,020	27,777	11,476	260,273
Vessel operating expenses	(51,195)	(12,119)	(1,052)	(64,366)
Voyage, charterhire and commission expenses/(income)	(600)	166	(235)	(669)
Administrative expenses (2)	(241)	(34,913)	(157)	(35,311)
Project development income/(expenses)	(3,171)	507	143	(2,521)
Realized gain on oil and gas derivative instruments (note 8)	24,772	—	—	24,772
Adjusted EBITDA	190,585	(18,582)	10,175	182,178

Net income from equity method investments (note 17)	—	1,080	—	—
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

(2) Included within the “Corporate and other” “administrative expenses” is $0.5 million of redundancy costs from an overhead streamlining exercise following the completion of the sale of our investments in Golar Partners and Hygo to NFE, (the “GMLP Merger” and “Hygo Merger”, respectively) (note 14).

Balance Sheet:	Year Ended December 31, 2021
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Segment assets from continuing operations	Assets held for sale	Total
Total assets	2,314,342	807,276	128,901	3,250,519	1,697,776	4,948,295
Equity method investments (note 17)	—	52,215	—	52,215	—	52,215
Capital expenditures (note 18)	219,582	—	—	219,582	—	219,582
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2020
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	226,061	20,695	14,632	261,388
Vessel operating expenses/(income)	(52,104)	504	(5,652)	(57,252)
Voyage, charterhire and commission expenses	—	—	(1,544)	(1,544)
Administrative expenses	(1,672)	(32,068)	(636)	(34,376)
Project development expenses	(2,793)	(5,711)	(112)	(8,616)
Realized gain on oil and gas derivative instruments (note 8)	2,539	—	—	2,539
Adjusted EBITDA	172,031	(16,580)	6,688	162,139

Net income/(losses) from equity method investments (note 17)	—	(537)	—	—

Revenue by major customer
For the years ended December 31, 2022, 2021 and 2020, revenues from the following customer accounted for over 10% of our total operating revenues:

(in thousands of $)	2022		2021		2020
Perenco and SNH (1)	213,970	80%	221,020	85%	226,061	86%
(1) LTA with Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) in relation to the FLNG Hilli (note 7).
Revenue by geographic area
The following geographical data presents our revenues from customers and total assets with respect only to our FLNG, while operating under the LTA, in Cameroon. In time and voyage charters for LNG carriers, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, our CODM do not evaluate our performance according to geographical region.

	Year Ended December 31,
(in thousands of $)	2022	2021	2020
Cameroon
Liquefaction services revenue	213,970	221,020	226,061
Total assets	1,559,158	1,408,444	1,264,085